Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 347	$ 319
Work in process	116	122
Finished goods	1,012	989
Inventories	$ 1,475	$ 1,430